TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current
Deferred consideration asset (financial assets)		$ 64	$ 0		$ 0
Prepayments		8	7		14
Recoverable tax, rebates, levies and duties		173	192		198
Other receivables (financial assets)		4	14		0
Non-current	[1]	249	213	[2]	212	[2]
Current
Trade receivables (financial assets)		122	47		25
Deferred consideration asset (financial assets)		46	0		0
Prepayments		63	59		41
Recoverable tax, rebates, levies and duties		183	145		119
Dividend receivable from Kibali joint venture		0	55		0
Other receivables (financial assets)		12	50		8
Total trade and other current receivables	[1]	426	356	[2]	193	[2]
Total trade, other receivables and other assets		675	569		405
Contingent consideration			48		48
Geita Gold Mining Limited
Current
Recoverable value added tax		171	163		153
Africa region
Current
Recoverable value added tax		206	215		229
Appeal deposits		$ 85	$ 70		$ 51

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.